INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 253,328	$ 292,148	$ 253,328	$ 292,148	$ 532,588	$ 570,247
Amortization of Intangible Assets	36,322	53,459	72,644	106,918	153,430	196,849
Finite-lived Intangible Assets Acquired			173,597	50,970	383,802	0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,697,709		3,697,709		3,697,709	3,697,710
Amortization of Intangible Assets	$ 93,658	$ 93,648	$ 180,684	$ 185,230	379,158	373,398
Finite-lived Intangible Assets Acquired					$ 0	$ 42,640